INCOME TAXES (Narrative) (Details) - USD ($)	2 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
Income Tax Disclosure [Line Items]
Net change in valuation allowance	$ (671)
Allowable capital losses	131,019	$ 132,394
Gross unrecognized tax benefits	46,883
Unrecognized tax benefits which may be recognized	47,015
Unrecognized tax benefits, interest	3,763
Unrecognized tax benefits, penalties
Description of corporate minimum tax on large corporations	For taxable years beginning after December 31, 2022, the Act creates a 15% corporate minimum tax on large corporations with more than $1 billion in financial statement net income, and a 1% excise tax on stock buybacks.
Canadian [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 18,577,641
Operating loss carryforwards period	NOLs will begin to expire in 2026
Allowable capital losses	$ 485,246
U.S. Federal [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	0
State [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 2,168,593
Operating loss carryforwards period	NOLs will begin to expire in 2034